FINANCIAL RISK MANAGEMENT - Credit Risk Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Disclosure of financial risk management [Abstract]
Cash and cash equivalents	$ 98.5	$ 148.9	[1]	$ 97.4
Trade and other receivables	24.3	38.6	[1]
Derivative related assets (Note 19)	3.6	9.3
Other current and non-current financial assets	13.1	22.8
Maximum exposure to credit risk	$ 139.5	$ 219.6

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.